Taxation (Composition of Income Tax Expense) (Current and Deferred Portions of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Loss from foreign entities	$ (17,283)	$ (13,211)	$ (17,949)
Income from PRC entities	378,284	304,805	242,622
Income before income tax expense	361,001	291,594	224,673
Current income tax expense	55,995	43,548	30,074
Deferred tax	9,718	(1,462)	(1,051)
Income tax expenses applicable to PRC entities	65,713	42,086	29,023
Foreign withholding tax expense	1,692	1,494	967
Income tax expense	$ 67,405	$ 43,580	$ 29,990